CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 3,296	$ 3,055	$ 2,938
Adjustments to reconcile net income to net cash from operating activities
Depreciation	580	597	658
Provision for loan losses	309	531	798
Deferred tax benefit (expense)	(12)	(251)	(201)
Loss on sale of repossessed assets, net	33	33	12
FHLB stock dividends	50	0	0
Net amortization on securities	29	20	114
Increased cash value of Bank-owned life insurance	(238)	(249)	(267)
Stock-based compensation expense	127	96	71
Loss on sale of bank premises, net	30	0	0
Changes in:
Interest receivable	(136)	(17)	94
Interest payable	(5)	(37)	(13)
Other assets and liabilities	(1,501)	500	448
Net cash provided by operating activities	2,562	4,278	4,652
Securities available for sale:
Purchases	0	(2,000)	0
Maturities, calls and repayments	2,750	2,335	9,801
Net change in loans	(11,777)	(23,005)	(12,696)
Proceeds from sale of OREO and other repossessed assets	113	293	131
Proceeds from the disposition of premises and equipment	1,344	8	0
Bank premises and equipment expenditures	(853)	(569)	(428)
Net cash (used in) provided by investing activities	(8,423)	(22,938)	(3,192)
Cash flows from financing activities
Net change in deposits	17,463	12,869	9,311
Increase (decrease) in federal funds purchased	(1,757)	1,757	0
FHLB advances	10,500	9,000	1,968
Repayments of FHLB advances	(10,616)	(9,114)	(46)
Cash dividends paid	(843)	(718)	(601)
Issuance of treasury stock under stock option plans	33	12	6
Issuance of treasury stock for deferred compensation plan	61	69	83
Issuance of common stock for stock option plans	12	0	0
Issuance of common stock for deferred compensation plan	40	0	0
Net cash provided by financing activities	14,893	13,875	10,721
Net change in cash equivalents and federal funds sold	9,032	(4,785)	12,181
Cash equivalents and federal funds sold at beginning of year	18,119	22,904	10,723
Cash equivalents and federal funds sold at end of year	27,151	18,119	22,904
Supplemental disclosures:
Cash paid for interest	887	1,213	1,506
Cash paid for income taxes	1,630	1,430	1,010
Non-cash transfer of loans to foreclosed/repossessed assets	$ 2,383	$ 191	$ 302